Additional disclosure requirements - Condensed Cash Flow Statements (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
1. Cash flows from operating activities
Consolidated profit	€ 7,463	€ 6,592
Adjustments to profit	17,400	13,925
Net increase/decrease in operating assets	(33,806)	(82,440)
Net increase/decrease in operating liabilities	12,664	3,232
Reimbursements/payments of income tax	(1,117)	(1,481)
CASH FLOWS FROM OPERATING ACTIVITIES	2,604	(60,172)
2. Cash flows from investing activities
Investments (-)	(4,247)	(6,034)
Divestments (+)	3,684	3,733
CASH FLOWS FROM INVESTING ACTIVITIES	(563)	(2,301)
3. Cash flows from financing activities
Issuance of own equity instruments	0	0
Disposal of own equity instruments	542	471
Acquisition of own equity instruments	(2,021)	(2,159)
Dividends paid	(1,643)	(1,485)
CASH FLOWS FROM FINANCING ACTIVITIES	(8,058)	(4,173)
Effect of exchange rate changes on cash and cash equivalents	(8,185)	2,538
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(14,202)	(64,108)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	192,208
CASH AND CASH EQUIVALENTS AT END OF PERIOD	175,555	156,234	€ 192,208
Banco Santander S.A. | Reportable legal entities
1. Cash flows from operating activities
Consolidated profit	5,591	5,402
Adjustments to profit	1,254	(2,740)
Net increase/decrease in operating assets	(15,128)	(45,848)
Net increase/decrease in operating liabilities	3,812	(11,864)
Reimbursements/payments of income tax	926	1,063
CASH FLOWS FROM OPERATING ACTIVITIES	(3,545)	(53,987)
2. Cash flows from investing activities
Investments (-)	(1,334)	(1,850)
Divestments (+)	4,186	4,285
CASH FLOWS FROM INVESTING ACTIVITIES	2,852	2,435
3. Cash flows from financing activities
Issuance of own equity instruments	0	0
Disposal of own equity instruments	316	302
Acquisition of own equity instruments	(1,903)	(2,032)
Issuance of debt securities	305	3,908
Redemption of debt securities	(3,802)	(2,994)
Dividends paid	(1,643)	(1,485)
Issuance/Redemption of equity instruments	0	0
Other collections/payments related to financing activities	(144)	(151)
CASH FLOWS FROM FINANCING ACTIVITIES	(6,871)	(2,452)
Effect of exchange rate changes on cash and cash equivalents	(4,070)	1,156
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(11,634)	(52,848)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	97,457	125,020	125,020
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 85,823	€ 72,172	€ 97,457